Trade and other receivables (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	$ 387,669,016	$ 379,217,617
Current trade receivables	379,917,711	373,527,876
Other current receivables	66,569,042	71,735,660
Total current	446,486,753	445,263,536
Others accounts receivables	3,313,742	3,941,760
Total non-current	3,313,742	3,941,760
Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	66,569,042	71,735,660
Others accounts receivables	3,313,742	3,941,760
Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(7,751,305)	(5,689,741)
Current Balance [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	369,010,568	360,520,195
Current trade receivables	366,617,510	357,677,443
Other current receivables	66,302,808	71,433,620
Total current	432,920,318	429,111,063
Others accounts receivables	3,313,742	3,941,760
Total non-current	3,313,742	3,941,760
Current Balance [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	66,302,808	71,433,620
Current Balance [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(2,393,058)	(2,842,752)
Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	13,431,994	14,862,793
Current trade receivables	12,046,398	14,151,036
Other current receivables	129,211	81,332
Total current	12,175,609	14,232,368
Others accounts receivables	0	0
Total non-current	0	0
Later Than Zero Month And Not Later Than Three Months [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	129,211	81,332
Later Than Zero Month And Not Later Than Three Months [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(1,385,596)	(711,757)
Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,455,880	1,413,601
Current trade receivables	855,540	911,801
Other current receivables	109,481	206,788
Total current	965,021	1,118,589
Others accounts receivables	0	0
Total non-current	0	0
Later Than Three Month And Not Later Than Six Months [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	109,481	206,788
Later Than Three Month And Not Later Than Six Months [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(600,340)	(501,800)
Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,736,972	1,356,302
Current trade receivables	398,263	618,795
Other current receivables	5,253	0
Total current	403,516	618,795
Others accounts receivables	0	0
Total non-current	0	0
Later Than Six Month And Not Later Than Twelve Months [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	5,253	0
Later Than Six Month And Not Later Than Twelve Months [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(1,338,709)	(737,507)
Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	2,033,602	1,064,726
Current trade receivables	0	168,801
Other current receivables	22,289	13,920
Total current	22,289	182,721
Others accounts receivables	0	0
Total non-current	0	0
Later Than Twelve Months [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	22,289	13,920
Later Than Twelve Months [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(2,033,602)	(895,925)
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	230,066,689	219,233,148
Chile Operating Segment [Member] | Current Balance [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	222,098,388	213,862,500
Chile Operating Segment [Member] | Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	4,396,221	2,805,528
Chile Operating Segment [Member] | Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	959,644	870,442
Chile Operating Segment [Member] | Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,210,305	1,162,551
Chile Operating Segment [Member] | Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,402,131	532,127
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	96,340,285	95,454,996
International Business Operating Segment [Member] | Current Balance [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	89,730,464	88,876,236
International Business Operating Segment [Member] | Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	5,177,374	5,677,849
International Business Operating Segment [Member] | Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	433,352	317,765
International Business Operating Segment [Member] | Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	405,212	98,762
International Business Operating Segment [Member] | Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	593,883	484,384
Wines Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	61,262,042	64,529,473
Wines Operating Segment [Member] | Current Balance [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	57,181,716	57,781,459
Wines Operating Segment [Member] | Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	3,858,399	6,379,416
Wines Operating Segment [Member] | Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	62,884	225,394
Wines Operating Segment [Member] | Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	121,455	94,989
Wines Operating Segment [Member] | Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	$ 37,588	$ 48,215